Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136
Homestead Funds, Inc.
Supplement Dated June 6, 2018
to the Statement of Additional Information dated May 1, 2018
This supplement revises certain information contained in the above-referenced Statement of Additional Information (the “SAI”) regarding the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Stock Index Fund, the Value Fund, the Growth Fund, the Small-Company Stock Fund and the International Equity Fund, each a series of Homestead Funds, Inc. (the “Corporation”). Please read this supplement carefully and keep it with your SAI for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.
The following changes took effect as of June 5, 2018:
1.  The “Interested Directors and Officers” table in the section titled “Directors and Management of Homestead Funds – Directors and Officers” on pages 48 – 49 is deleted in its entirety and replaced with the following:
Interested Directors and Officers
Name, Address(1) and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held by Director
Mark D. Santero(2) 5/29/61	Director, President and Chief Executive Officer	2018-present	RE Advisers Corporation, President, Chief Executive Officer and Director (2018 Present); Chief Executive Officer, The Dreyfus Corporation (2016-2017); Chief Operating Officer, BNY Mellon Investment Management (2014-2016); OppenheimerFunds Distributor, Inc., Managing Director and Head of Private Client and Trust Banking Group (2014) and Head of Distribution Operations (2010-2013).	8	N/A
Danielle C. Sieverling 2/25/71	Chief Compliance Officer	2005-present	Secretary, RE Advisers (2017-2018); Chief Compliance Officer, RE Advisers (2005-present); Vice President, Chief Risk and Compliance Officer, NRECA (2015-present); Vice President and Chief Compliance Officer, Management Advisory Services, NRECA (2008-2015); Chief Compliance Officer, Chief Executive Officer, and Director, RE Investment Corporation (2017-present); Director, RE Investment Corporation (2016); Vice President and Director, RE Investment Corporation (2015-2016); Chief Compliance Officer, RE Investment Corporation (2005-2014); Executive Director of Management Advisory Services, NRECA (2007-2008)	N/A	N/A

Name, Address(1) and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held by Director
Amy M. DiMauro 7/29/71	Treasurer	2007-present	Treasurer and Director, RE Investment Corporation (2006-present); Treasurer and Director, RE Advisers Corporation (2010-present); Director, Finance & Accounting — Mutual Funds, NRECA (2014-present); Director, Daily Pricing, NRECA (2007-2014); Treasurer and Director, Electric Cooperative Life Insurance Co. (2013-present); Treasurer and Director, Cooperating Insurance Services Co. (2013-present); Manager of Mutual Fund Accounting, NRECA (2000-2007)	N/A	N/A
John (Jack) Delaney 12/19/83	Secretary	2017-present	Secretary, RE Advisers (2018-present); Counsel, Securities Compliance, NRECA (2017-present); Senior Counsel, The Rock Creek Group, LP (2014-2017); Associate Attorney, Ruddy Law Office PLLC (2011-2014)	N/A	N/A
Jennifer (Laurie) Webster 9/14/63	Chief Operations Officer	2017-Present	Chief Operations Officer, RE Investment Corporation (2017-present); Chief Operating Officer, Solomon Hess Capital Management (2017-2017); V.P. Investment Operations and Indexing, Calvert Investments (2014-2017); Director Securities Operations, Calvert Investments (2006-2014)	N/A	N/A
(1)	The address of each director and officer is 4301 Wilson Boulevard, Arlington, Virginia 22203.
(2)	Mr. Santero is a Director who is an “interested person” of Homestead Funds within the meaning of Section 2(a)(19) of the 1940 Act due to his affiliation with RE Advisers and its affiliates.
2.  The table in the section titled “Directors and Management of Homestead Funds – Committees of the Board of Directors” on pages 51 – 52 of the SAI as well as the paragraph immediately preceding such table are deleted in their entirety and replaced with the following:
The table below shows the dollar range of Fund shares owned by each director of Homestead Funds as of December 31, 2017.
Name Of Director	Dollar Range Of Equity Securities In The Fund	Aggregate Dollar Range Of Equity Securities In All Funds Overseen By Director In Family Of Investment Companies
Anthony M. Marinello	Daily Income Fund $1 - $10,000 Short-Term Bond Fund $10,001 - $50,000 Value Fund $1 - $10,000 Small-Company Stock Fund $1 - $10,000	$50,001-$100,000

Name Of Director	Dollar Range Of Equity Securities In The Fund	Aggregate Dollar Range Of Equity Securities In All Funds Overseen By Director In Family Of Investment Companies
Douglas W. Johnson	Daily Income Fund
$10,001 - $50,000
Short-Term Bond Fund
Over $100,000
Stock Index Fund
$10,001-$50,000
Growth Fund
Over $100,000
Value Fund
Over $100,000
Small-Company Stock Fund
Over $100,000
International Equity Fund
	Over $100,000	Over $100,000
James F. Perna	Value Fund $50,001 - $100,000 Small-Company Stock Fund $50,001 - $100,000	Over $100,000
Sheldon C. Petersen	Short-Term Bond Fund Over $100,000 Stock Index Fund Over $100,000 Value Fund Over $100,000 International Equity Fund $1-$10,000	Over $100,000
Kenneth R. Meyer	Short-Term Bond Fund Over $100,000 Value Fund Over $100,000 Small-Company Stock Fund Over $100,000 International Equity Fund Over $100,000	Over $100,000
Mark Rose	Daily Income Fund
$10,001-$50,000
Short-Term Government Securities Fund
$1 - $10,000
Short-Term Bond Fund
Over $100,000
Stock Index Fund
$10,001-$50,000
Value Fund
10,001-$50,000
Growth Fund
$10,001-$50,000
Small-Company Stock Fund
10,001-$50,000
International Equity Fund
	$10,001-$50,000	Over $100,000
Peter J. Tonetti	Short-Term Bond Fund $10,001 - $50,000	$10,001-$50,000
Mark D. Santero(1)	None	None
(1)	Mark D. Santero was appointed to the Board of Directors of Homestead Funds on June 5, 2018.

3.  The last bullet point of the section titled “Directors and Management of Homestead Funds – Director Experience and Qualification” on page 53 of the SAI is deleted in its entirety and replaced with the following:
•	Mr. Santero is the President and Chief Executive Officer of the Homestead Funds, Inc. and is an Interested Director of the Board of Directors, which he joined in 2018. Mr. Santero is a Director and the Chief Executive Officer and President of RE Advisers. Prior to joining RE Advisers, Mr. Santero served as the Chief Executive Officer of The Dreyfus Corporation from 2016 until 2017 and the Chief Operating Officer of BNY Mellon Investment Management from 2014 to 2016. Prior to this, Mr. Santero held various roles at OppenheimerFunds Distributor, Inc. and Tremont Group Holdings, Inc., subsidiaries of Oppenheimer Funds, Inc, where he most recently served as a Managing Director and the Head of Private Client and Trust Banking Group in 2014 and Head of Distribution Operations from 2010 to 2013. The Board of Directors believes that Mr. Santero’s extensive asset management background contributes to the general knowledge and diversity of the Board.
4.  The table regarding independent director compensation in the section titled “Directors and Management of Homestead Funds – Compensation” on page 54 of the SAI as well as the paragraph immediately preceding such table are deleted in their entirety and replaced with the following:
As set forth in the table below, Homestead Funds paid compensation to its Directors during the year ended December 31, 2017.
Name Of Person, Position	Aggregate Compensation From Homestead Funds (Including Voluntary Deferred Compensation)[1]	Pension Or Retirement Benefits Accrued As Part Of Corporation Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Homestead Funds And Fund Complex Paid To Directors[2]
Douglas W. Johnson[3] Director and Chairman of the Audit Committee	$101,000	N/A	N/A	$101,000
Kenneth R. Meyer[3] Director and Chairman of the Compensation Committee	$107,000	N/A	N/A	$107,000
James F. Perna Director and Chairman of the Board	$114,000	N/A	N/A	$114,000
Sheldon C. Petersen Director	$96,000	N/A	N/A	$96,000
Mark Rose Director	$102,000	N/A	N/A	$102,000
Anthony C. Williams[4] Director	$102,000	N/A	N/A	$102,000
Peter Tonetti Director	$102,000	N/A	N/A	$102,000
Anthony M. Marinello[3] Director	$102,000	N/A	N/A	$102,000
Mark D. Santero Director	N/A	N/A	N/A	N/A
(1)	Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more Funds as designated by the directors.
(2)	Payment of compensation to the directors is allocated to each Fund according to each Fund’s assets under management.
(3)	The total amount of deferred compensation accrued by the Funds (plus earnings thereon) through the 2017 fiscal year for participating directors is as follows: Mr. Johnson ($9,746), Mr. Marinello ($144,680) and Mr. Meyer ($548,342). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Funds until paid to the directors.
(4)	As of December 18, 2017, Anthony C. Williams no longer served as a Director of the Homestead Funds.
(5)	Mark D. Santero was appointed to the Board of Directors of the Homestead Funds on June 5, 2018.

5.  The last sentence of the first paragraph of the section titled “Investment Management and Other Services – RE Advisers” on page 66 of the SAI is deleted in its entirety and replaced with the following:
The directors and the principal executive officers of RE Advisers are Mark D. Santero, Amy DiMauro, Jeffrey Connor, Beth Civerolo, Danielle C. Sieverling and John (Jack) Delaney.